Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2017
INCOME TAXES
Net operating loss carryforward	$ 9,198,000	$ 4,225,000	$ 20,128,000
US federal income tax rate	21.00%
Operating loss	$ 3,153,000
State tax rate	9.00%
Tax rate	19.00%
Estimate valuation allowance	$ 6,120,000	2,435,000
Federal net operating loss	$ 8,344,000	$ 4,213,000
Corporate tax rate	21.00%